1933 Act File No.   333-23817
1940 Act File No.   811-3984

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                 FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        INTERNATIONAL SERIES, INC.
            (Exact Name of Registrant as Specified in Charter)

                        Pre-Effective Amendment No.
                   ----                             ----
                    X  Post-Effective Amendment No.  1
                   - -                              - -

                              (412) 288-1900
                     (Area Code and Telephone Number)

                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                        JOHN W. MCGONIGLE, ESQUIRE
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the fiscal year ended November 30, 1996 was filed on January 15, 1997.

                                 Copy to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET
          PURSUANT TO ITEM 1(A) OF FORM N-14 SHOWING LOCATION IN
              PROSPECTUS OF INFORMATION REQUIRED BY FORM N-14


Item of Part A of Form N-14 and Caption or Location in
Caption                         Prospectus

1.Beginning of Registration
  Statement and Outside Front   Cross Reference Sheet;
  Cover Page of Prospectus      Cover Page

2.Beginning and Outside Back
  Cover Page of Prospectus      Table of Contents

3.Fee Table, Synopsis Information       Summary of Expenses; Summary;
  and Risk Factors              Risk Factors
4.Information About the         Information About the
  Transaction                   Reorganization

5.Information About the         Information About the Federated
  Registrant                    Fund and the International Fund

6.Information About the         Information About the Federated Fund
  Company Being Acquired        and the International Fund

7.Voting Information            Voting Information

8.Interest of Certain Persons
  and Experts                   Not Applicable

9.Additional Information
  Required for Reoffering by
  Persons Deemed to be
  Underwriters                  Not Applicable


Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on April 28, 1997 (File Nos. 333-23817 and 811-3984).


                        PART C - OTHER INFORMATION

Item 15.  Indemnification
        Indemnification is provided to directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation, except where such indemnification is not permitted by law. However, the Articles of Incorporation do not protect the directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
        Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
        Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


        Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party directors who are not interested persons of the Registrant or
(ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.
Item 16.  Exhibits
1.1  Conformed Copy of Articles of Incorporation of the Registrant(1)

2.1  Bylaws of the Registrant(1)

3    Not Applicable

4    Agreement and Plan of Reorganization dated as of March 24, 1997, between Scottish Widows International Fund, a Massachusetts business trust, and International Series, Inc., a Maryland corporation, on behalf of its portfolio, Federated International Equity Fund(7)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of the
Registrant(2)

6.1  Conformed Copy of Investment Advisory Contract of the Registrant(1)
6.2 Conformed Copy of Assignment of Investment Advisory Contract of the Registrant(4)

7.1 Conformed Copy of Distributor's Contract of the Registrant through and inlcuding exhibit E(2)

7.2  Conformed Copy of Exhibit F to the Distributor's Contract of the
Registrant(4)

7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(2)

10.1 Conformed Copy of Distribution Plan of the Registrant through and including Exhibit B(2)

10.2 Conformed Copy of Exhibit C to the Distribution Plan of the
Registrant(4)

10.3 Copy of Rule 12b-1 Agreement of the Registrant through and including Exhibit C(2)

10.4 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
10.5 The responses described in Item 16 (7.3) are hereby incorporated by reference

11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued(6)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization*

13.1 Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Recordkeeping Services and Custody Services Procurement(5)
13.2 The responses described in Item 16 (7.3) and Item 16 (10.4) are hereby incorporated by reference
13.3 The Registrant hereby incorporates the conformed copy of the Shareholder Services Subcontract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)
14.1 Conformed Copy of Consent of Independent Public Accountants of Registrant, Arthur Andersen LLP*

14.2 Conformed Copy of Consent of Independent Auditors of Scottish Widows International Fund, Ernst & Young LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(6)

17.1 Declaration under Rule 24f-2(6)

17.2 Form of Proxy of Scottish Widows International Fund(7)

*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on February 13, 1991. (File Nos. 2-91776 and 811-3984)

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on July 29, 1994. (File Nos. 2-91776 and 811-3984)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on February 9, 1995. (File Nos. 2-91776 and 811-3984)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996. (File Nos. 2-91776 and 811-3984)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed January 27, 1997. (File Nos. 2-91776 and 811-3984)

(6) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed March 24, 1997. (File Nos. 333-23817 and 811-3984)

(7) Response is incorporated by reference to Registrant's Definitive filing on Form N-14 filed April 28, 1997. (File Nos. 333-23817 and 811-
3984)
Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, International Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on June 6, 1997.

                           INTERNATIONAL SERIES, INC.

                           (Registrant)

                           By:               *
                               Glen R. Johnson
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on
June 6, 1997:

               *               Chairman and Director
                               John F. Donahue
                               (Chief Executive Officer)


               *               President
                               Glen R. Johnson




               *               Treasurer, Executive Vice President, and
                               Secretary
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)

               *               Director
                               Thomas G. Bigley


              *                Director
                               John T. Conroy, Jr.


              *                Director
                               William J. Copeland


               *               Director
                               James E. Dowd


               *               Director
                               Lawrence D. Ellis, M.D.


               *               Director
                               Edward L. Flaherty, Jr.


               *               Director
                               Peter E. Madden


               *               Director
                               Gregor F. Meyer


               *               Director
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Director
                               Wesley W. Posvar

             *                 Director
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact